Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Lease
Operating lease right-of-use assets	¥ 120,140	¥ 144,488		$ 18,412
Operating lease liability	132,512	158,602
Cash payments for operating leases	41,960	34,501
ROU assets obtained in exchange for operating lease liabilities	¥ 7,428	¥ 601
Weighted-average remaining lease term	3 years 4 months 13 days	4 years 4 months 28 days		3 years 4 months 13 days
Weighted-average discount rate	5.96%	6.00%		5.96%
Rent expense under operating leases			¥ 22,454
Operating lease cost	¥ 40,432	¥ 44,288
Short-term lease cost	6,586	6,488
Right of use assets in relation to early terminated lease	0	14,329
Operating lease liabilities in relation to early terminated lease	¥ 0	¥ 14,197